SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE

The following table presents the fair value hierarchy for the Company’s assets and liabilities that are measured and recorded at fair value as of March 31, 2026 and September 30, 2025:

As of March 31, 2026	Level 1	Level 2	Level 3
Customer relationship	-	-	432,300
Warrant liabilities	-	-	335,852

As of September 30, 2025	Level 1	Level 2	Level 3
Warrant liabilities	-	-	902,287

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System：

Balance sheets items, except for equity accounts
March 31, 2026	RMB 6.8980 to $1
September 30, 2025	RMB 7.1190 to $1

Statements of operations and comprehensive loss, and cash flows items
For the six months ended March 31, 2026	RMB 7.0061 to $1
For the six months ended March 31, 2025	RMB 7.2043 to $1

Translation of amounts from HKD into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System：

Balance sheets items, except for equity accounts
March 31, 2026	HKD 7.8400 to $1
September 30, 2025	HKD 7.7809 to $1

Statements of operations and comprehensive loss, and cash flows items
For the six months ended March 31, 2026	HKD 7.7954 to $1
For the six months ended March 31, 2025	HKD 7.7771 to $1

SCHEDULE OF ESTIMATED USEFUL LIVES
Estimated useful lives
Electronic equipment	3 years
Office furniture	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES	The estimated useful lives are as follows:
Estimated useful lives
Customer relationships	5 years

SCHEDULE OF REVENUES

1) Revenues presented as follows:

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Customized CRM system development service	$825,457	$220,454
Staff outsourcing service	492,524	-
Data and workflow migration service	355,809	-
Operations and maintenance service	55,414	-
Additional function development service	21,935	9,211
Subtotal of Professional services	1,751,139	229,665
Subscription service	88,879	97,128
Payment channel service and others	43,236	19,220
Total	$1,883,254	$346,013

SCHEDULE OF REVENUE BY RECOGNITION

Revenue by recognition over time vs point in time

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Revenue by recognition over time	$1,818,083	$326,793
Revenue by recognition at a point in time	65,171	19,220
Total	$1,883,254	$346,013

SCHEDULE OF CONTRACT LIABILITIES

Changes in contract liabilities as follows:

	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
Contract liabilities, beginning of the period	$30,024	$215,768
Contract liabilities acquired through business combination	109,000	-
Revenue deferred during the period	458,670	24,192
Cash refund due to the contract termination	-	(7,593)
Recognition of revenue deferred in prior period	(349,137)	(202,343)
Foreign exchange differences	5,102	-
Contract liabilities, end of the period	$253,659	$30,024

SCHEDULE OF DEFERRED CONTRACT COSTS

Changes in deferred contract costs as follows:

	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
Deferred contract costs, beginning of the period	$13,103	$-
Cost deferred during the period	23,752	13,103
Recognition of cost deferred in prior periods	(13,314)	-
Foreign exchange differences	583	-
Deferred contract costs, end of the period	$24,124	$13,103